Income Taxes (Policies)	12 Months Ended
Dec. 31, 2024
Income Taxes
Income taxes

Accounting policy:

Current income taxes: In Brazil it comprises income tax (“IRPJ“) and social contribution on profit (“CSLL“), which are calculated monthly based on taxable profit, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation. In Brazil, these results suffer the effects of taxation on universal basis established by the Law No. 12,973 / 14. The Company analyzes the results of each subsidiary for the application of its Income Tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

Deferred income taxes: These are recognized when there are tax credits and debits on tax losses and negative CSLL bases, as well as temporary differences between the tax base and the accounting base. Deferred tax assets and liabilities are classified as non-current. When the company's internal studies indicate that the future use of these credits over a 10-year horizon is not probable, the asset is derecognized (note 10.1).

Deferred tax assets and liabilities are presented net if there is enforceable legal right to be offset, and if they are under the responsibility of the same tax authority and under the same taxable entity.

Deferred tax assets and liabilities must be measured at the rates applicable in the year in which the asset is realized or the liability is settled, based on the tax rates that have been enacted or substantively enacted by the end of the reporting period.

In compliance with the interpretation ICPC 22 / IFRIC 23, the Company analyzed relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted by the Company. Regarding the known uncertain tax positions, the Company reviewed the corresponding legal opinions and jurisprudence and did not identify impacts to be recorded.

The Company periodically assesses the positions taken in which there are uncertainties about the tax treatment adopted and sets up a provision when applicable.